Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
Gains realized on sales	$ 86	$ 786	$ 26
Losses realized on sales	(66)	(8)	0
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$ 20	$ 778	$ 26